Summary of Significant Accounting Policies (Mortgage Servicing Rights) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Servicing Assets	$ 232	$ 261